UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-01776

Name of Registrant: Vanguard Wellesley Income Fund

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: September 30, 2012

Date of reporting period: December 31, 2012

Item 1: Schedule of Investments

Vanguard Wellesley Income Fund

Schedule of Investments
As of December 31, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (12.0%)
U.S. Government Securities (6.9%)
	United States Treasury Note/Bond	0.250%	9/30/14	80,000	80,013
	United States Treasury Note/Bond	0.250%	10/31/14	1,130,025	1,130,206
	United States Treasury Note/Bond	0.250%	11/30/14	278,000	278,000
	United States Treasury Note/Bond	1.500%	6/30/16	341,500	353,934
	United States Treasury Note/Bond	0.875%	1/31/17	44,979	45,570
	United States Treasury Note/Bond	0.750%	10/31/17	120,000	120,337
	United States Treasury Note/Bond	1.625%	8/15/22	111,450	110,597
	United States Treasury Note/Bond	1.625%	11/15/22	115,000	113,598
					2,232,255
Agency Bonds and Notes (0.5%)
	Egypt Government AID Bonds	4.450%	9/15/15	22,500	24,912
	Private Export Funding Corp.	2.250%	12/15/17	57,055	60,729
1	Tennessee Valley Authority	4.375%	6/15/15	35,000	38,491
1	Tennessee Valley Authority	4.625%	9/15/60	19,800	23,630
					147,762
Conventional Mortgage-Backed Securities (4.3%)
[2,3] Freddie Mac Gold Pool		4.000%	6/1/18–1/1/42	12	13
[2,3] Freddie Mac Gold Pool		5.000%	5/1/30–8/1/41	553,942	597,552
[2,3] Freddie Mac Gold Pool		5.500%	2/1/19–9/1/40	729,326	787,935
3	Ginnie Mae I Pool	6.000%	6/15/31–7/15/35	130	145
3	Ginnie Mae I Pool	6.500%	4/15/32–9/15/38	11,433	13,015
					1,398,660
Nonconventional Mortgage-Backed Securities (0.3%)
[2,3] Fannie Mae REMICS		3.500%	4/25/31	6,910	7,211
[2,3] Fannie Mae REMICS		4.000%	9/25/29–5/25/31	13,201	14,496
[2,3] Freddie Mac REMICS		3.500%	3/15/31	4,095	4,276
[2,3] Freddie Mac REMICS		4.000%	12/15/30–4/15/31	77,206	84,501
					110,484
Total U.S. Government and Agency Obligations (Cost $3,851,906)					3,889,161
Asset-Backed/Commercial Mortgage-Backed Securities (2.0%)
3	Ally Auto Receivables Trust 2010-4	1.350%	12/15/15	8,860	8,933
[3,4] Ally Master Owner Trust		2.880%	4/15/15	38,668	38,931
3	Ally Master Owner Trust	2.150%	1/15/16	63,305	63,653
3	Ally Master Owner Trust	1.720%	7/15/19	25,000	25,325
3	Ally Master Owner Trust	1.540%	9/15/19	95,780	96,134
3	AmeriCredit Automobile Receivables Trust
	2010-3	2.040%	9/8/15	7,450	7,601
3	AmeriCredit Automobile Receivables Trust
	2010-3	3.340%	4/8/16	6,050	6,379
3	AmeriCredit Automobile Receivables Trust
	2011-1	2.190%	2/8/16	4,760	4,844
3	AmeriCredit Automobile Receivables Trust
	2011-3	1.170%	1/8/16	6,520	6,551
3	AmeriCredit Automobile Receivables Trust
	2011-3	2.280%	6/8/16	10,000	10,236
[3,4] Avis Budget Rental Car Funding AESOP LLC		2.090%	4/20/15	39,465	39,355
[3,4] Avis Budget Rental Car Funding AESOP LLC		3.150%	3/20/17	8,000	8,362

[3,4] Citibank Omni Master Trust		4.900%	11/15/18	38,000	40,940
3	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	16,040	16,880
[3,4] Ford Credit Floorplan Master Owner Trust		4.200%	2/15/17	7,000	7,500
3	Ford Credit Floorplan Master Owner Trust	1.920%	1/15/19	27,005	27,776
[3,4] GE Equipment Small Ticket LLC Series 2011-
	1	1.450%	1/21/18	12,312	12,387
[3,4] Hertz Vehicle Financing LLC		2.600%	2/25/15	13,500	13,675
[3,4] Hertz Vehicle Financing LLC		2.200%	3/25/16	28,910	29,671
[3,4] Hertz Vehicle Financing LLC 2010-1A		3.740%	2/25/17	28,680	30,905
[3,4] Huntington Auto Trust 2011-1		1.010%	1/15/16	17,325	17,429
[3,4] Hyundai Auto Lease Securitization Trust
	2011-A	1.020%	8/15/14	15,658	15,697
3	Morgan Stanley Dean Witter Capital I	5.080%	9/15/37	2,004	2,003
3	Nissan Auto Lease Trust 2011-A	1.040%	8/15/14	39,900	40,163
[3,4] OBP Depositor LLC Trust		4.646%	7/15/45	23,260	26,943
[3,4] Santander Drive Auto Receivables Trust
	2010-A	2.390%	6/15/17	5,470	5,504
3	Santander Drive Auto Receivables Trust
	2012-5	0.830%	12/15/16	6,365	6,389
3	World Omni Automobile Lease Securitization
	Trust	1.490%	10/15/14	18,870	18,989
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $618,716)					629,155
Corporate Bonds (42.6%)
Finance (17.2%)
	Banking (13.0%)
	American Express Co.	7.250%	5/20/14	17,000	18,497
	American Express Co.	5.500%	9/12/16	25,000	28,476
	American Express Co.	6.150%	8/28/17	35,000	42,260
	American Express Credit Corp.	2.750%	9/15/15	56,365	59,095
	American Express Credit Corp.	2.800%	9/19/16	13,635	14,427
	American Express Credit Corp.	2.375%	3/24/17	35,650	37,365
	Bank of America Corp.	4.875%	1/15/13	6,700	6,694
	Bank of America Corp.	7.375%	5/15/14	12,590	13,620
	Bank of America Corp.	5.375%	6/15/14	25,525	27,072
	Bank of America Corp.	3.625%	3/17/16	10,000	10,564
	Bank of America Corp.	3.750%	7/12/16	28,940	30,824
	Bank of America Corp.	5.625%	10/14/16	22,500	25,293
	Bank of America Corp.	5.650%	5/1/18	60,090	69,721
	Bank of America Corp.	5.625%	7/1/20	25,000	29,539
	Bank of America Corp.	5.875%	1/5/21	10,285	12,302
	Bank of America Corp.	5.000%	5/13/21	35,910	40,729
	Bank of America Corp.	5.700%	1/24/22	26,000	31,188
	Bank of America Corp.	5.875%	2/7/42	8,770	10,926
	Bank of Montreal	2.500%	1/11/17	71,580	75,129
	Bank of New York Mellon Corp.	2.950%	6/18/15	14,750	15,517
	Bank of New York Mellon Corp.	5.450%	5/15/19	49,465	58,800
	Bank of Nova Scotia	3.400%	1/22/15	47,000	49,515
	Bank of Nova Scotia	2.550%	1/12/17	31,000	32,661
	Bank One Corp.	7.750%	7/15/25	25,000	32,915
	Barclays Bank plc	2.375%	1/13/14	27,000	27,461
	Barclays Bank plc	5.000%	9/22/16	12,865	14,440
	Barclays Bank plc	6.750%	5/22/19	18,605	22,739
	Barclays Bank plc	5.125%	1/8/20	20,000	22,791
	BB&T Corp.	1.600%	8/15/17	19,775	20,002
	BB&T Corp.	5.250%	11/1/19	19,000	21,924
	Bear Stearns Cos. LLC	7.250%	2/1/18	14,860	18,637
	BNP Paribas SA	3.250%	3/11/15	34,770	36,305

Canadian Imperial Bank of Commerce	2.350%	12/11/15	41,000	43,091
Capital One Financial Corp.	7.375%	5/23/14	18,335	19,942
Capital One Financial Corp.	2.150%	3/23/15	24,030	24,498
Capital One Financial Corp.	3.150%	7/15/16	6,787	7,211
Capital One Financial Corp.	4.750%	7/15/21	36,165	41,840
Citigroup Inc.	6.010%	1/15/15	15,000	16,378
Citigroup Inc.	4.750%	5/19/15	14,725	15,857
Citigroup Inc.	4.587%	12/15/15	15,410	16,797
Citigroup Inc.	3.953%	6/15/16	41,322	44,393
Citigroup Inc.	4.450%	1/10/17	7,075	7,841
Citigroup Inc.	6.125%	11/21/17	18,000	21,433
Citigroup Inc.	6.125%	5/15/18	8,500	10,187
Citigroup Inc.	8.500%	5/22/19	28,000	37,540
Citigroup Inc.	5.375%	8/9/20	72,645	85,800
Citigroup Inc.	4.500%	1/14/22	21,965	24,352
Citigroup Inc.	6.625%	6/15/32	9,000	10,361
Citigroup Inc.	6.000%	10/31/33	15,000	16,130
Citigroup Inc.	5.850%	12/11/34	15,000	17,474
Citigroup Inc.	6.125%	8/25/36	50,000	54,572
Citigroup Inc.	8.125%	7/15/39	3,380	5,047
Citigroup Inc.	5.875%	1/30/42	7,460	9,124
Comerica Inc.	3.000%	9/16/15	3,065	3,231
4 Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.200%	3/11/15	28,000	29,299
4 Credit Agricole SA	3.500%	4/13/15	28,000	28,867
Credit Suisse	2.200%	1/14/14	32,000	32,487
Credit Suisse	3.500%	3/23/15	22,970	24,229
Credit Suisse	5.300%	8/13/19	9,000	10,671
Credit Suisse	4.375%	8/5/20	25,000	28,480
Credit Suisse USA Inc.	5.125%	1/15/14	23,825	24,906
Credit Suisse USA Inc.	4.875%	1/15/15	5,430	5,859
Deutsche Bank AG	4.875%	5/20/13	30,000	30,520
Deutsche Bank AG	3.450%	3/30/15	44,000	46,483
Goldman Sachs Group Inc.	3.625%	2/7/16	13,275	14,048
Goldman Sachs Group Inc.	6.250%	9/1/17	64,073	75,120
Goldman Sachs Group Inc.	5.950%	1/18/18	24,190	28,239
Goldman Sachs Group Inc.	7.500%	2/15/19	20,790	26,099
Goldman Sachs Group Inc.	6.000%	6/15/20	20,000	23,713
Goldman Sachs Group Inc.	5.250%	7/27/21	52,165	59,407
Goldman Sachs Group Inc.	5.750%	1/24/22	67,095	78,837
Goldman Sachs Group Inc.	6.125%	2/15/33	20,000	23,271
Goldman Sachs Group Inc.	6.450%	5/1/36	25,000	27,254
Goldman Sachs Group Inc.	6.250%	2/1/41	35,790	43,348
4 HSBC Bank plc	2.000%	1/19/14	11,000	11,085
4 HSBC Bank plc	3.500%	6/28/15	30,000	31,831
4 HSBC Bank plc	4.750%	1/19/21	42,960	49,254
HSBC Bank USA NA	4.625%	4/1/14	13,100	13,658
HSBC Bank USA NA	5.875%	11/1/34	21,000	24,589
HSBC Holdings plc	4.000%	3/30/22	10,870	11,842
HSBC Holdings plc	7.625%	5/17/32	15,800	20,411
HSBC Holdings plc	6.500%	5/2/36	22,000	27,238
HSBC Holdings plc	6.100%	1/14/42	58,000	76,259
HSBC USA Inc.	1.625%	1/16/18	35,910	35,862
4 ING Bank NV	2.650%	1/14/13	22,000	22,006
4 ING Bank NV	2.000%	10/18/13	34,000	34,210
4 ING Bank NV	3.750%	3/7/17	35,000	37,004
JPMorgan Chase & Co.	5.125%	9/15/14	5,625	5,977

JPMorgan Chase & Co.	3.450%	3/1/16	13,000	13,832
JPMorgan Chase & Co.	3.150%	7/5/16	22,000	23,263
JPMorgan Chase & Co.	2.000%	8/15/17	35,000	35,663
JPMorgan Chase & Co.	6.300%	4/23/19	68,310	84,073
JPMorgan Chase & Co.	4.625%	5/10/21	14,000	15,924
JPMorgan Chase & Co.	4.350%	8/15/21	33,285	37,182
JPMorgan Chase & Co.	4.500%	1/24/22	10,000	11,334
JPMorgan Chase & Co.	3.250%	9/23/22	22,380	23,020
JPMorgan Chase & Co.	5.600%	7/15/41	70,000	86,977
JPMorgan Chase & Co.	5.400%	1/6/42	16,235	19,506
4 Lloyds TSB Bank plc	4.375%	1/12/15	14,665	15,528
Mellon Funding Corp.	5.000%	12/1/14	12,000	12,919
Merrill Lynch & Co. Inc.	5.000%	2/3/14	15,000	15,610
Merrill Lynch & Co. Inc.	6.875%	4/25/18	32,000	38,718
Merrill Lynch & Co. Inc.	6.110%	1/29/37	30,000	32,794
Morgan Stanley	6.000%	5/13/14	20,894	22,118
Morgan Stanley	4.000%	7/24/15	32,000	33,483
Morgan Stanley	3.800%	4/29/16	9,470	9,924
Morgan Stanley	5.450%	1/9/17	15,000	16,600
Morgan Stanley	5.950%	12/28/17	10,000	11,305
Morgan Stanley	6.625%	4/1/18	15,000	17,632
Morgan Stanley	7.300%	5/13/19	53,955	65,343
Morgan Stanley	5.500%	7/24/20	15,000	16,839
Morgan Stanley	5.750%	1/25/21	13,900	15,704
Morgan Stanley	7.250%	4/1/32	51,100	63,789
National City Bank	5.800%	6/7/17	50,000	59,047
4 Nordea Bank AB	2.125%	1/14/14	33,000	33,398
4 Nordea Bank AB	3.700%	11/13/14	12,155	12,756
Northern Trust Co.	4.600%	2/1/13	10,000	10,031
Northern Trust Corp.	3.450%	11/4/20	10,285	11,044
PNC Bank NA	5.250%	1/15/17	16,000	18,235
3 PNC Financial Services Group Inc.	8.250%	5/29/49	12,000	12,210
PNC Funding Corp.	4.250%	9/21/15	5,765	6,284
4 Societe Generale SA	5.200%	4/15/21	13,795	15,248
4 Standard Chartered plc	3.850%	4/27/15	8,525	8,969
State Street Corp.	5.375%	4/30/17	55,500	65,095
4 Svenska Handelsbanken AB	4.875%	6/10/14	29,000	30,446
Svenska Handelsbanken AB	2.875%	4/4/17	57,000	60,280
Toronto-Dominion Bank	2.375%	10/19/16	15,000	15,770
UBS AG	2.750%	1/8/13	30,000	30,007
UBS AG	3.875%	1/15/15	26,000	27,414
UBS AG	4.875%	8/4/20	45,000	52,071
US Bancorp	2.875%	11/20/14	17,000	17,701
US Bancorp	2.200%	11/15/16	30,010	31,252
US Bancorp	1.650%	5/15/17	25,000	25,485
US Bank NA	4.950%	10/30/14	12,400	13,355
Wachovia Bank NA	4.800%	11/1/14	19,640	21,060
Wachovia Corp.	4.875%	2/15/14	19,250	20,035
Wachovia Corp.	5.250%	8/1/14	14,495	15,432
Wachovia Corp.	5.750%	2/1/18	9,500	11,397
Wachovia Corp.	6.605%	10/1/25	15,000	18,767
Wells Fargo & Co.	3.750%	10/1/14	20,000	21,086
Wells Fargo & Co.	3.625%	4/15/15	11,400	12,101
Wells Fargo & Co.	3.676%	6/15/16	17,000	18,338
Wells Fargo & Co.	2.625%	12/15/16	20,000	21,046
Wells Fargo & Co.	5.625%	12/11/17	47,000	55,937
Wells Fargo & Co.	4.600%	4/1/21	40,000	45,803

Wells Fargo & Co.	3.500%	3/8/22	61,300	65,005
Wells Fargo Bank NA	5.950%	8/26/36	25,000	31,812

Brokerage (0.0%)
Ameriprise Financial Inc.	5.300%	3/15/20	6,625	7,835

Finance Companies (1.3%)
General Electric Capital Corp.	5.375%	10/20/16	5,700	6,522
General Electric Capital Corp.	5.625%	5/1/18	10,000	11,860
General Electric Capital Corp.	5.300%	2/11/21	6,305	7,312
General Electric Capital Corp.	4.650%	10/17/21	65,000	73,818
General Electric Capital Corp.	3.150%	9/7/22	43,246	44,188
General Electric Capital Corp.	6.750%	3/15/32	75,000	97,186
General Electric Capital Corp.	5.875%	1/14/38	85,695	104,120
General Electric Capital Corp.	6.875%	1/10/39	33,000	44,738
HSBC Finance Corp.	4.750%	7/15/13	12,225	12,495

Insurance (2.3%)
ACE INA Holdings Inc.	2.600%	11/23/15	24,000	25,232
ACE INA Holdings Inc.	5.700%	2/15/17	15,000	17,607
ACE INA Holdings Inc.	5.900%	6/15/19	15,000	18,563
Aetna Inc.	1.750%	5/15/17	2,966	3,013
Aetna Inc.	6.500%	9/15/18	5,395	6,692
Allstate Corp.	7.500%	6/15/13	20,000	20,634
Allstate Corp.	6.200%	5/16/14	7,000	7,516
Allstate Corp.	7.450%	5/16/19	10,000	13,061
4 ASIF Global Financing XIX	4.900%	1/17/13	25,000	25,028
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	32,000	38,495
Cigna Corp.	2.750%	11/15/16	13,365	14,055
Genworth Global Funding Trusts	5.750%	5/15/13	10,000	10,162
4 Genworth Life Institutional Funding Trust	5.875%	5/3/13	12,000	12,172
Hartford Financial Services Group Inc.	5.500%	10/15/16	16,665	18,686
4 Liberty Mutual Insurance Co.	8.500%	5/15/25	21,665	28,451
4 MassMutual Global Funding II	2.875%	4/21/14	3,878	3,983
MetLife Inc.	4.125%	8/13/42	5,300	5,293
4 Metropolitan Life Global Funding I	5.125%	4/10/13	25,000	25,310
4 Metropolitan Life Global Funding I	5.125%	6/10/14	15,000	15,934
4 Metropolitan Life Global Funding I	2.000%	1/9/15	37,000	37,925
4 Metropolitan Life Insurance Co.	7.800%	11/1/25	25,000	33,086
4 New York Life Global Funding	1.650%	5/15/17	53,000	54,073
4 New York Life Insurance Co.	5.875%	5/15/33	44,785	53,995
Prudential Financial Inc.	5.100%	9/20/14	12,000	12,843
Prudential Financial Inc.	4.750%	6/13/15	21,000	22,658
Prudential Financial Inc.	3.000%	5/12/16	3,550	3,747
Prudential Financial Inc.	4.500%	11/15/20	24,055	26,833
Travelers Cos. Inc.	5.800%	5/15/18	8,690	10,572
Travelers Cos. Inc.	5.900%	6/2/19	9,400	11,653
UnitedHealth Group Inc.	6.000%	2/15/18	22,000	26,660
UnitedHealth Group Inc.	3.875%	10/15/20	6,786	7,527
UnitedHealth Group Inc.	2.875%	3/15/22	1,665	1,707
UnitedHealth Group Inc.	6.625%	11/15/37	20,000	26,602
UnitedHealth Group Inc.	4.625%	11/15/41	36,010	38,475
WellPoint Inc.	4.350%	8/15/20	25,635	28,286
WellPoint Inc.	3.125%	5/15/22	30,450	30,584
WellPoint Inc.	3.300%	1/15/23	8,096	8,296

Real Estate Investment Trusts (0.6%)
Duke Realty LP	6.500%	1/15/18	5,170	6,139
HCP Inc.	6.000%	1/30/17	20,000	23,044
Liberty Property LP	6.625%	10/1/17	10,096	12,106
Realty Income Corp.	5.950%	9/15/16	9,940	11,431
Realty Income Corp.	5.750%	1/15/21	8,675	10,156
Simon Property Group LP	5.100%	6/15/15	16,000	17,604
Simon Property Group LP	5.250%	12/1/16	5,000	5,717
Simon Property Group LP	5.875%	3/1/17	15,000	17,687
Simon Property Group LP	6.125%	5/30/18	6,625	8,037
Simon Property Group LP	4.375%	3/1/21	22,000	24,679
Simon Property Group LP	4.125%	12/1/21	12,946	14,385
4 WEA Finance LLC	7.125%	4/15/18	21,425	26,413
4 WEA Finance LLC / WT Finance Aust Pty Ltd.	7.500%	6/2/14	25,000	27,247
				5,566,015
Industrial (21.8%)
Basic Industry (0.5%)
Agrium Inc.	6.125%	1/15/41	6,055	7,292
EI du Pont de Nemours & Co.	2.750%	4/1/16	23,000	24,317
Monsanto Finance Canada Co.	5.500%	7/30/35	15,000	18,807
Rio Tinto Alcan Inc.	4.500%	5/15/13	22,300	22,639
Rio Tinto Finance USA plc	2.000%	3/22/17	18,285	18,768
Rio Tinto Finance USA plc	1.625%	8/21/17	38,000	38,464
Rio Tinto Finance USA plc	3.500%	3/22/22	34,000	35,723
Rio Tinto Finance USA plc	4.750%	3/22/42	10,000	11,095

Capital Goods (1.7%)
3M Co.	6.375%	2/15/28	25,000	33,580
Boeing Co.	3.750%	11/20/16	23,500	25,969
Caterpillar Financial Services Corp.	1.375%	5/20/14	19,745	19,982
Caterpillar Financial Services Corp.	2.750%	6/24/15	7,500	7,863
Caterpillar Inc.	3.900%	5/27/21	32,880	36,872
Caterpillar Inc.	2.600%	6/26/22	9,575	9,654
Caterpillar Inc.	3.803%	8/15/42	20,469	20,326
Deere & Co.	4.375%	10/16/19	13,090	15,177
Dover Corp.	4.875%	10/15/15	10,000	11,134
Eaton Corp. plc	5.300%	3/15/17	20,000	23,071
Eaton Corp. plc	6.500%	6/1/25	10,000	12,835
General Dynamics Corp.	3.875%	7/15/21	9,950	11,164
General Electric Co.	4.125%	10/9/42	7,940	8,149
Honeywell International Inc.	4.250%	3/1/21	29,484	34,430
Ingersoll-Rand Global Holding Co. Ltd.	6.000%	8/15/13	7,000	7,227
John Deere Capital Corp.	2.950%	3/9/15	6,595	6,903
John Deere Capital Corp.	2.000%	1/13/17	53,000	54,910
John Deere Capital Corp.	1.700%	1/15/20	7,545	7,485
John Deere Capital Corp.	3.150%	10/15/21	21,251	22,402
Lockheed Martin Corp.	2.125%	9/15/16	6,700	6,950
Raytheon Co.	3.125%	10/15/20	10,000	10,628
4 Siemens Financieringsmaatschappij NV	5.750%	10/17/16	45,820	53,508
United Technologies Corp.	4.875%	5/1/15	10,105	11,102
United Technologies Corp.	1.800%	6/1/17	13,070	13,405
United Technologies Corp.	4.500%	4/15/20	24,170	28,385
United Technologies Corp.	3.100%	6/1/22	10,095	10,677
United Technologies Corp.	4.500%	6/1/42	38,885	43,071

Communication (4.9%)
America Movil SAB de CV	3.125%	7/16/22	49,185	50,126

America Movil SAB de CV	6.125%	3/30/40	10,000	13,234
America Movil SAB de CV	4.375%	7/16/42	17,680	17,957
AT&T Inc.	2.500%	8/15/15	21,000	21,908
AT&T Inc.	2.950%	5/15/16	48,790	51,560
AT&T Inc.	1.600%	2/15/17	20,000	20,270
AT&T Inc.	1.400%	12/1/17	20,000	20,045
AT&T Inc.	3.875%	8/15/21	40,000	44,495
AT&T Inc.	3.000%	2/15/22	10,000	10,437
AT&T Inc.	6.500%	9/1/37	50,000	64,867
AT&T Inc.	6.300%	1/15/38	2,863	3,651
AT&T Inc.	6.400%	5/15/38	5,000	6,471
AT&T Inc.	6.550%	2/15/39	19,580	25,699
AT&T Inc.	5.350%	9/1/40	33,257	38,559
AT&T Inc.	5.550%	8/15/41	12,137	14,479
BellSouth Corp.	6.000%	11/15/34	34,000	38,328
CBS Corp.	5.750%	4/15/20	3,995	4,781
CBS Corp.	4.300%	2/15/21	36,710	40,373
CBS Corp.	3.375%	3/1/22	6,930	7,199
Cellco Partnership / Verizon Wireless Capital
LLC	5.550%	2/1/14	18,000	18,903
Cellco Partnership / Verizon Wireless Capital
LLC	8.500%	11/15/18	12,500	17,198
Comcast Corp.	6.450%	3/15/37	20,000	25,563
Comcast Corp.	6.950%	8/15/37	45,000	60,867
4 COX Communications Inc.	5.875%	12/1/16	40,000	46,816
4 COX Communications Inc.	4.700%	12/15/42	5,250	5,375
4 Deutsche Telekom International Finance BV	2.250%	3/6/17	14,240	14,591
Deutsche Telekom International Finance BV	8.750%	6/15/30	30,000	44,857
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.125%	2/15/16	11,000	11,507
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.200%	3/15/20	20,000	22,676
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.000%	3/1/21	10,000	11,207
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.800%	3/15/22	11,000	11,336
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.000%	8/15/40	8,000	8,816
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.375%	3/1/41	24,895	29,099
Discovery Communications LLC	5.625%	8/15/19	7,635	9,127
Discovery Communications LLC	5.050%	6/1/20	13,365	15,539
Discovery Communications LLC	4.950%	5/15/42	3,205	3,426
France Telecom SA	8.500%	3/1/31	40,000	59,426
Grupo Televisa SAB	6.625%	1/15/40	13,805	17,571
Michigan Bell Telephone Co.	7.850%	1/15/22	25,000	34,074
NBCUniversal Media LLC	4.375%	4/1/21	26,000	29,300
News America Inc.	4.500%	2/15/21	4,650	5,307
News America Inc.	6.200%	12/15/34	11,000	13,256
News America Inc.	6.150%	3/1/37	12,668	15,465
News America Inc.	6.650%	11/15/37	5,320	6,847
News America Inc.	6.150%	2/15/41	7,985	10,055
4 SBA Tower Trust	4.254%	4/15/15	16,640	17,485
4 SBA Tower Trust	2.933%	12/15/17	28,850	29,971
Telefonica Emisiones SAU	3.992%	2/16/16	24,850	25,952
Time Warner Cable Inc.	5.850%	5/1/17	70,000	82,540
Time Warner Cable Inc.	4.500%	9/15/42	8,725	8,442

	Verizon Communications Inc.	3.000%	4/1/16	10,000	10,675
	Verizon Communications Inc.	5.500%	4/1/17	35,000	41,250
	Verizon Communications Inc.	6.100%	4/15/18	11,000	13,527
	Verizon Communications Inc.	3.500%	11/1/21	78,905	86,417
	Verizon Communications Inc.	6.400%	2/15/38	23,000	31,145
	Verizon Communications Inc.	4.750%	11/1/41	28,730	32,488
	Verizon New Jersey Inc.	8.000%	6/1/22	14,585	19,749
	Verizon Virginia Inc.	7.875%	1/15/22	16,000	21,407
	Vodafone Group plc	2.875%	3/16/16	34,000	35,956
	Vodafone Group plc	1.250%	9/26/17	37,000	37,098
	Vodafone Group plc	5.450%	6/10/19	26,000	31,632
	Vodafone Group plc	2.500%	9/26/22	23,185	23,122

	Consumer Cyclical (3.8%)
	Amazon.com Inc.	2.500%	11/29/22	31,600	30,996
4	American Honda Finance Corp.	6.700%	10/1/13	25,000	26,136
4	American Honda Finance Corp.	2.500%	9/21/15	25,000	26,052
4	American Honda Finance Corp.	1.500%	9/11/17	15,750	15,747
	AutoZone Inc.	4.000%	11/15/20	25,000	27,177
	AutoZone Inc.	3.700%	4/15/22	12,752	13,396
	CVS Caremark Corp.	5.750%	6/1/17	12,176	14,501
	CVS Caremark Corp.	2.750%	12/1/22	20,000	20,138
[3,4] CVS Pass-Through Trust		5.926%	1/10/34	16,157	19,440
	Daimler Finance North America LLC	6.500%	11/15/13	11,845	12,429
4	Daimler Finance North America LLC	3.000%	3/28/16	6,500	6,808
4	Daimler Finance North America LLC	2.625%	9/15/16	44,000	45,753
4	Daimler Finance North America LLC	2.250%	7/31/19	55,275	55,441
	eBay Inc.	1.350%	7/15/17	10,960	11,070
	eBay Inc.	2.600%	7/15/22	17,530	17,720
4	Harley-Davidson Financial Services Inc.	2.700%	3/15/17	12,122	12,560
	Home Depot Inc.	5.400%	3/1/16	5,000	5,714
	Home Depot Inc.	3.950%	9/15/20	5,500	6,261
	Home Depot Inc.	4.400%	4/1/21	12,300	14,410
4	Hyundai Capital America	1.625%	10/2/15	13,520	13,566
	Johnson Controls Inc.	5.000%	3/30/20	29,000	32,848
	Johnson Controls Inc.	3.750%	12/1/21	25,000	26,678
	Lowe's Cos. Inc.	5.000%	10/15/15	20,000	22,371
	Lowe's Cos. Inc.	2.125%	4/15/16	26,665	27,727
	Lowe's Cos. Inc.	6.650%	9/15/37	5,000	6,831
	Lowe's Cos. Inc.	5.800%	4/15/40	10,280	13,068
	McDonald's Corp.	1.875%	5/29/19	6,180	6,279
	McDonald's Corp.	3.500%	7/15/20	21,760	24,093
	McDonald's Corp.	2.625%	1/15/22	10,175	10,450
4	Nissan Motor Acceptance Corp.	1.950%	9/12/17	42,355	42,805
	PACCAR Financial Corp.	1.600%	3/15/17	34,687	35,364
	Target Corp.	5.375%	5/1/17	5,000	5,889
	Target Corp.	6.000%	1/15/18	16,500	20,318
	Target Corp.	2.900%	1/15/22	24,000	25,268
	Target Corp.	7.000%	1/15/38	17,500	25,672
	Time Warner Inc.	5.875%	11/15/16	39,000	45,637
	Time Warner Inc.	4.750%	3/29/21	13,000	14,863
	Time Warner Inc.	6.250%	3/29/41	8,000	9,894
	Toyota Motor Credit Corp.	2.800%	1/11/16	29,762	31,349
	Toyota Motor Credit Corp.	2.050%	1/12/17	26,000	26,810
	Toyota Motor Credit Corp.	1.750%	5/22/17	22,000	22,541
	Toyota Motor Credit Corp.	1.250%	10/5/17	34,150	34,224
	Viacom Inc.	6.250%	4/30/16	20,000	23,208

Viacom Inc.	5.625%	9/15/19	10,000	11,916
Viacom Inc.	3.875%	12/15/21	9,815	10,661
4 Volkswagen International Finance NV	1.625%	8/12/13	24,220	24,362
4 Volkswagen International Finance NV	1.625%	3/22/15	50,000	50,686
Wal-Mart Stores Inc.	3.625%	7/8/20	75,000	83,507
Wal-Mart Stores Inc.	3.250%	10/25/20	6,290	6,831
Wal-Mart Stores Inc.	4.250%	4/15/21	15,000	17,524
Wal-Mart Stores Inc.	5.625%	4/15/41	52,780	68,262
Walt Disney Co.	5.625%	9/15/16	20,000	23,292
Western Union Co.	5.930%	10/1/16	12,750	13,981

Consumer Noncyclical (6.9%)
4 AbbVie Inc.	1.750%	11/6/17	28,485	28,747
4 AbbVie Inc.	2.000%	11/6/18	34,395	34,732
Altria Group Inc.	4.750%	5/5/21	40,806	46,192
Altria Group Inc.	2.850%	8/9/22	13,000	12,847
Amgen Inc.	2.300%	6/15/16	11,460	11,923
Amgen Inc.	5.150%	11/15/41	31,000	34,818
Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	8,700	11,592
Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	8,300	10,907
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	75,000	91,460
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	7,000	8,164
Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	35,200	35,374
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	6,610	6,619
Archer-Daniels-Midland Co.	4.479%	3/1/21	12,000	13,561
AstraZeneca plc	5.900%	9/15/17	50,000	60,771
AstraZeneca plc	1.950%	9/18/19	40,325	40,781
4 BAT International Finance plc	3.250%	6/7/22	50,880	52,636
Baxter International Inc.	2.400%	8/15/22	34,155	33,889
Becton Dickinson & Co.	1.750%	11/8/16	19,145	19,676
Bestfoods	6.625%	4/15/28	25,000	34,390
Cardinal Health Inc.	5.850%	12/15/17	4,000	4,689
4 Cargill Inc.	6.000%	11/27/17	7,000	8,401
4 Cargill Inc.	6.125%	9/15/36	22,000	27,202
4 Cargill Inc.	6.625%	9/15/37	42,830	56,292
Catholic Health Initiatives Colorado GO	1.600%	11/1/17	1,935	1,953
Catholic Health Initiatives Colorado GO	2.950%	11/1/22	5,450	5,500
3 Catholic Health Initiatives Colorado GO	4.350%	11/1/42	23,410	23,982
Coca-Cola Co.	1.800%	9/1/16	8,098	8,362
Coca-Cola Co.	5.350%	11/15/17	50,000	59,691
Coca-Cola Enterprises Inc.	2.125%	9/15/15	5,000	5,161
Coca-Cola Enterprises Inc.	2.000%	8/19/16	13,955	14,314
Coca-Cola Enterprises Inc.	3.500%	9/15/20	4,600	4,890
Coca-Cola Enterprises Inc.	4.500%	9/1/21	14,785	16,850
Colgate-Palmolive Co.	2.950%	11/1/20	25,000	26,859
Diageo Capital plc	5.500%	9/30/16	11,066	12,843
Diageo Investment Corp.	2.875%	5/11/22	17,245	17,839
Dr Pepper Snapple Group Inc.	2.900%	1/15/16	7,406	7,818
Dr Pepper Snapple Group Inc.	2.000%	1/15/20	6,850	6,787
Dr Pepper Snapple Group Inc.	2.700%	11/15/22	6,900	6,887
Eli Lilly & Co.	5.500%	3/15/27	20,000	25,289
Express Scripts Holding Co.	6.250%	6/15/14	9,065	9,762
4 Express Scripts Holding Co.	3.500%	11/15/16	46,000	49,312
4 Express Scripts Holding Co.	2.650%	2/15/17	12,371	12,860
General Mills Inc.	5.650%	2/15/19	6,850	8,352
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	20,000	24,316
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	16,055	19,476

GlaxoSmithKline Capital plc	1.500%	5/8/17	20,770	21,110
GlaxoSmithKline Capital plc	2.850%	5/8/22	43,395	45,094
4 Heineken NV	1.400%	10/1/17	7,495	7,477
4 Heineken NV	2.750%	4/1/23	5,835	5,737
4 Heineken NV	4.000%	10/1/42	1,260	1,202
Johnson & Johnson	2.150%	5/15/16	5,820	6,100
Johnson & Johnson	6.730%	11/15/23	15,000	21,228
Kaiser Foundation Hospitals	3.500%	4/1/22	6,525	6,861
Kaiser Foundation Hospitals	4.875%	4/1/42	11,840	13,388
Kellogg Co.	4.000%	12/15/20	41,000	45,715
Kimberly-Clark Corp.	6.250%	7/15/18	25,000	31,383
4 Kraft Foods Group Inc.	2.250%	6/5/17	10,085	10,446
4 Kraft Foods Group Inc.	3.500%	6/6/22	18,735	20,020
4 Kraft Foods Group Inc.	5.000%	6/4/42	11,075	12,457
Kroger Co.	2.200%	1/15/17	22,780	23,509
McKesson Corp.	3.250%	3/1/16	4,910	5,257
McKesson Corp.	2.700%	12/15/22	7,010	6,985
Memorial Sloan-Kettering Cancer Center New
York GO	5.000%	7/1/42	11,505	13,262
Memorial Sloan-Kettering Cancer Center New
York GO	4.125%	7/1/52	6,535	6,351
Merck & Co. Inc.	5.000%	6/30/19	18,000	21,645
Merck & Co. Inc.	3.875%	1/15/21	30,000	33,443
Molson Coors Brewing Co.	2.000%	5/1/17	1,036	1,063
Molson Coors Brewing Co.	3.500%	5/1/22	4,905	5,168
Molson Coors Brewing Co.	5.000%	5/1/42	13,220	14,747
Mondelez International Inc.	4.125%	2/9/16	15,000	16,334
Mondelez International Inc.	5.375%	2/10/20	15,000	18,156
Mondelez International Inc.	6.875%	1/26/39	7,000	9,640
Mondelez International Inc.	6.500%	2/9/40	12,000	16,100
PepsiCo Inc.	3.100%	1/15/15	26,000	27,329
PepsiCo Inc.	3.125%	11/1/20	53,000	56,973
PepsiCo Inc.	2.750%	3/5/22	10,000	10,318
PepsiCo Inc.	4.000%	3/5/42	35,200	36,354
4 Pernod-Ricard SA	4.450%	1/15/22	31,465	34,762
Pfizer Inc.	5.350%	3/15/15	19,610	21,611
Pfizer Inc.	6.200%	3/15/19	28,600	36,194
Philip Morris International Inc.	4.500%	3/26/20	25,000	29,186
Philip Morris International Inc.	4.125%	5/17/21	15,705	17,722
Philip Morris International Inc.	2.500%	8/22/22	13,250	13,272
Philip Morris International Inc.	3.875%	8/21/42	22,785	22,594
3 Procter & Gamble - Esop	9.360%	1/1/21	18,245	24,257
Procter & Gamble Co.	6.450%	1/15/26	25,000	34,601
Procter & Gamble Co.	5.550%	3/5/37	25,000	33,496
4 Roche Holdings Inc.	6.000%	3/1/19	37,000	46,113
4 SABMiller Holdings Inc.	2.450%	1/15/17	15,100	15,779
4 SABMiller Holdings Inc.	3.750%	1/15/22	4,310	4,652
4 SABMiller Holdings Inc.	4.950%	1/15/42	5,700	6,494
4 SABMiller plc	6.500%	7/15/18	30,000	37,270
Sanofi	4.000%	3/29/21	36,275	41,193
St. Jude Medical Inc.	2.500%	1/15/16	18,175	18,869
4 Tesco plc	5.500%	11/15/17	10,000	11,816
Thermo Fisher Scientific Inc.	2.050%	2/21/14	5,216	5,295
Thermo Fisher Scientific Inc.	3.250%	11/20/14	5,160	5,396
Thermo Fisher Scientific Inc.	3.200%	5/1/15	6,020	6,347
Thermo Fisher Scientific Inc.	3.200%	3/1/16	9,330	9,900
Thermo Fisher Scientific Inc.	1.850%	1/15/18	18,975	19,267

Unilever Capital Corp.	4.250%	2/10/21	78,185	90,141
Wyeth LLC	5.950%	4/1/37	15,000	19,927

Energy (1.7%)
Apache Corp.	6.900%	9/15/18	5,000	6,362
4 BG Energy Capital plc	2.875%	10/15/16	26,655	28,145
BP Capital Markets plc	3.125%	10/1/15	11,000	11,677
BP Capital Markets plc	3.200%	3/11/16	24,000	25,587
BP Capital Markets plc	2.248%	11/1/16	34,545	35,943
BP Capital Markets plc	4.750%	3/10/19	18,140	20,993
BP Capital Markets plc	4.500%	10/1/20	28,000	32,259
BP Capital Markets plc	4.742%	3/11/21	10,000	11,690
BP Capital Markets plc	3.245%	5/6/22	10,000	10,498
ConocoPhillips	7.000%	3/30/29	11,500	15,355
ConocoPhillips Canada Funding Co. I	5.625%	10/15/16	15,000	17,596
Encana Corp.	6.500%	8/15/34	15,000	18,353
EOG Resources Inc.	5.625%	6/1/19	8,285	10,156
4 Motiva Enterprises LLC	5.750%	1/15/20	2,535	3,058
Occidental Petroleum Corp.	4.100%	2/1/21	27,466	31,329
Occidental Petroleum Corp.	2.700%	2/15/23	18,000	18,384
4 Schlumberger Investment SA	2.400%	8/1/22	20,765	20,502
Shell International Finance BV	3.100%	6/28/15	10,000	10,603
Shell International Finance BV	3.250%	9/22/15	14,785	15,819
Shell International Finance BV	4.375%	3/25/20	24,000	27,816
Shell International Finance BV	2.250%	1/6/23	46,000	45,147
Suncor Energy Inc.	5.950%	12/1/34	13,000	15,684
Texaco Capital Inc.	8.625%	4/1/32	25,000	40,215
Total Capital International SA	1.550%	6/28/17	38,435	39,016
Total Capital International SA	2.700%	1/25/23	30,390	30,900

Other Industrial (0.2%)
4 Hutchison Whampoa International 09/16 Ltd.	4.625%	9/11/15	12,000	12,981
4 Hutchison Whampoa International 09/19 Ltd.	5.750%	9/11/19	12,000	14,257
4 Hutchison Whampoa International 11 Ltd.	3.500%	1/13/17	19,660	20,831

Technology (1.5%)
Cisco Systems Inc.	4.450%	1/15/20	41,500	48,162
Dell Inc.	5.875%	6/15/19	18,250	21,233
Google Inc.	2.125%	5/19/16	14,050	14,673
Hewlett-Packard Co.	2.650%	6/1/16	45,000	44,968
Hewlett-Packard Co.	3.750%	12/1/20	42,000	40,706
Hewlett-Packard Co.	4.300%	6/1/21	45,000	44,524
Intel Corp.	3.300%	10/1/21	10,000	10,560
International Business Machines Corp.	2.000%	1/5/16	35,000	36,263
International Business Machines Corp.	1.250%	2/6/17	8,395	8,485
International Business Machines Corp.	5.700%	9/14/17	41,710	50,311
International Business Machines Corp.	7.000%	10/30/25	25,000	36,038
Microsoft Corp.	3.000%	10/1/20	10,000	10,795
Microsoft Corp.	4.000%	2/8/21	13,500	15,485
Microsoft Corp.	4.500%	10/1/40	18,210	20,307
Oracle Corp.	5.000%	7/8/19	35,000	42,039
Oracle Corp.	6.125%	7/8/39	8,000	10,647
Pitney Bowes Inc.	4.750%	5/15/18	3,000	3,119
Xerox Corp.	8.250%	5/15/14	10,335	11,258
Xerox Corp.	6.750%	2/1/17	3,525	4,103
Xerox Corp.	6.350%	5/15/18	2,395	2,772

Xerox Corp.	5.625%	12/15/19	1,245	1,391

Transportation (0.6%)
Burlington Northern Santa Fe LLC	3.050%	3/15/22	7,235	7,452
4 ERAC USA Finance LLC	2.250%	1/10/14	3,075	3,115
4 ERAC USA Finance LLC	6.375%	10/15/17	36,290	43,819
4 ERAC USA Finance LLC	4.500%	8/16/21	10,270	11,262
4 ERAC USA Finance LLC	3.300%	10/15/22	745	747
4 ERAC USA Finance LLC	5.625%	3/15/42	31,000	33,992
FedEx Corp.	2.625%	8/1/22	14,760	14,630
FedEx Corp.	3.875%	8/1/42	4,505	4,390
Ryder System Inc.	2.500%	3/1/18	32,000	32,541
United Parcel Service Inc.	1.125%	10/1/17	4,055	4,058
United Parcel Service Inc.	2.450%	10/1/22	17,095	17,051
United Parcel Service Inc.	4.875%	11/15/40	14,810	17,186
				7,046,997
Utilities (3.6%)
Electric (3.2%)
Alabama Power Co.	5.550%	2/1/17	11,765	13,742
Ameren Illinois Co.	2.700%	9/1/22	58,000	57,950
Baltimore Gas & Electric Co.	5.900%	10/1/16	15,000	17,385
Baltimore Gas & Electric Co.	2.800%	8/15/22	26,250	26,671
Carolina Power & Light Co.	2.800%	5/15/22	20,140	20,743
Carolina Power & Light Co.	6.300%	4/1/38	1,625	2,202
Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	50,000	67,489
Duke Energy Carolinas LLC	5.250%	1/15/18	29,190	34,893
Duke Energy Carolinas LLC	3.900%	6/15/21	11,045	12,367
Duke Energy Corp.	2.150%	11/15/16	35,000	36,275
Duke Energy Corp.	1.625%	8/15/17	34,840	35,060
4 Enel Finance International NV	6.800%	9/15/37	8,935	9,317
Florida Power & Light Co.	6.200%	6/1/36	22,452	29,943
Florida Power & Light Co.	5.250%	2/1/41	23,745	29,078
Florida Power & Light Co.	4.125%	2/1/42	20,000	20,839
Georgia Power Co.	5.700%	6/1/17	50,000	59,625
Georgia Power Co.	4.300%	3/15/42	25,835	27,103
MidAmerican Energy Holdings Co.	6.500%	9/15/37	35,000	46,366
Mississippi Power Co.	4.250%	3/15/42	20,000	20,532
National Rural Utilities Cooperative Finance
Corp.	3.050%	2/15/22	13,800	14,426
4 Niagara Mohawk Power Corp.	3.553%	10/1/14	16,500	17,240
NSTAR LLC	4.500%	11/15/19	1,880	2,130
Oklahoma Gas & Electric Co.	6.500%	4/15/28	10,000	12,365
Oncor Electric Delivery Co. LLC	5.250%	9/30/40	10,415	11,481
Pacific Gas & Electric Co.	4.250%	5/15/21	8,335	9,572
Pacific Gas & Electric Co.	2.450%	8/15/22	45,000	44,770
Pacific Gas & Electric Co.	3.750%	8/15/42	35,460	33,675
Potomac Electric Power Co.	6.500%	11/15/37	8,000	11,384
PPL Electric Utilities Corp.	2.500%	9/1/22	12,830	12,929
PPL Electric Utilities Corp.	6.250%	5/15/39	2,675	3,627
Progress Energy Inc.	3.150%	4/1/22	20,800	21,117
PSEG Power LLC	5.125%	4/15/20	15,000	17,112
Public Service Co. of Colorado	3.200%	11/15/20	13,650	14,878
Public Service Electric & Gas Co.	2.700%	5/1/15	7,970	8,319
Public Service Electric & Gas Co.	3.500%	8/15/20	10,000	11,047
Puget Sound Energy Inc.	4.434%	11/15/41	19,880	21,734
South Carolina Electric & Gas Co.	4.350%	2/1/42	29,880	31,546
Southern California Edison Co.	5.500%	8/15/18	31,730	38,763

Southern California Edison Co.	3.875%	6/1/21	24,860	28,060
Virginia Electric & Power Co.	4.750%	3/1/13	16,350	16,466
Virginia Electric & Power Co.	5.950%	9/15/17	50,000	60,986
Wisconsin Electric Power Co.	5.700%	12/1/36	13,825	17,438

Natural Gas (0.4%)
4 DCP Midstream LLC	6.450%	11/3/36	9,375	10,722
Nisource Finance Corp.	6.400%	3/15/18	50,000	60,578
TransCanada PipeLines Ltd.	3.800%	10/1/20	30,875	34,486
TransCanada PipeLines Ltd.	2.500%	8/1/22	21,165	21,180

				1,155,611
Total Corporate Bonds (Cost $12,402,083)				13,768,623
Sovereign Bonds (U.S. Dollar-Denominated) (1.0%)
4 Abu Dhabi National Energy Co.	5.875%	10/27/16	10,000	11,300
4 CDP Financial Inc.	4.400%	11/25/19	22,000	25,350
4 Electricite de France SA	4.600%	1/27/20	27,000	30,316
4 Gazprom Neft OAO Via GPN Capital SA	4.375%	9/19/22	20,000	20,420
Oesterreichische Kontrollbank AG	4.500%	3/9/15	17,000	18,396
Province of New Brunswick	5.200%	2/21/17	30,000	35,310
Province of Ontario	4.500%	2/3/15	14,025	15,202
Province of Ontario	4.400%	4/14/20	48,000	56,578
Quebec	5.125%	11/14/16	10,000	11,669
4 Ras Laffan Liquefied Natural Gas Co. Ltd. III	5.500%	9/30/14	7,855	8,448
Statoil ASA	3.125%	8/17/17	33,000	35,919
Statoil ASA	5.250%	4/15/19	8,895	10,581
4 Temasek Financial I Ltd.	2.375%	1/23/23	39,070	38,566
Total Sovereign Bonds (Cost $286,520)				318,055
Taxable Municipal Bonds (3.2%)
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.263%	4/1/49	24,560	33,644
California GO	5.700%	11/1/21	15,655	18,187
California GO	7.550%	4/1/39	39,955	57,335
California GO	7.300%	10/1/39	3,465	4,802
California GO	7.600%	11/1/40	17,685	25,855
Chicago IL Metropolitan Water Reclamation
District GO	5.720%	12/1/38	4,445	5,748
Chicago IL O'Hare International Airport
Revenue	6.845%	1/1/38	12,090	14,068
Chicago IL O'Hare International Airport
Revenue	6.395%	1/1/40	13,390	17,333
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	22,485	30,245
District of Columbia Income Tax Revenue	5.591%	12/1/34	6,480	8,048
Duke University North Carolina Revenue	5.850%	4/1/37	62,165	83,435
Georgia Municipal Electric Power Authority
Revenue	6.637%	4/1/57	9,986	11,837
Houston TX GO	6.290%	3/1/32	23,000	28,658
Illinois GO	5.100%	6/1/33	2,535	2,501
Illinois Toll Highway Authority Revenue	6.184%	1/1/34	16,525	20,487
Los Angeles CA Department of Water &
Power Revenue	6.008%	7/1/39	13,130	16,730
Los Angeles CA Department of Water &
Power Revenue	6.574%	7/1/45	28,590	39,788
Los Angeles CA Unified School District GO	5.750%	7/1/34	30,000	35,783
Louisville & Jefferson County KY Metropolitan
Sewer District Revenue	6.250%	5/15/43	11,000	14,330

Maryland Transportation Authority Facilities
Projects Revenue	5.888%	7/1/43	12,005	16,004
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.715%	8/15/39	15,000	19,161
5 New Jersey Economic Development Authority
Revenue (State Pension Funding)	7.425%	2/15/29	46,080	58,918
New Jersey Turnpike Authority Revenue	7.414%	1/1/40	28,975	42,453
New Jersey Turnpike Authority Revenue	7.102%	1/1/41	2,000	2,836
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.882%	6/15/44	11,965	16,080
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	2,430	3,513
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	8,070	10,310
New York State Thruway Authority Revenue	5.883%	4/1/30	29,670	36,539
North Texas Tollway Authority System
Revenue	6.718%	1/1/49	31,790	42,394
Oregon Department of Transportation
Highway User Tax Revenue	5.834%	11/15/34	14,510	18,816
6 Oregon School Boards Association GO	4.759%	6/30/28	15,000	17,018
Port Authority of New York & New Jersey
Revenue	5.859%	12/1/24	9,605	12,195
Port Authority of New York & New Jersey
Revenue	6.040%	12/1/29	5,665	7,060
Port Authority of New York & New Jersey
Revenue	4.458%	10/1/62	58,000	56,911
President & Fellows of Harvard College
Massachusetts GO	6.300%	10/1/37	68,000	78,940
Princeton University New Jersey GO	5.700%	3/1/39	13,020	17,566
San Antonio TX Electric & Gas Systems
Revenue	5.985%	2/1/39	6,175	7,970
Texas Transportation Commission Revenue	5.178%	4/1/30	12,275	14,800
University of California Regents Medical
Center Revenue	6.548%	5/15/48	11,330	14,770
University of California Regents Medical
Center Revenue	6.583%	5/15/49	13,855	17,899
University of California Revenue	5.770%	5/15/43	23,675	28,977
Utah GO	3.289%	7/1/20	22,900	24,930
7 Wisconsin GO	5.700%	5/1/26	9,000	10,955
Total Taxable Municipal Bonds (Cost $867,816)				1,045,829
				Market
				Value
			Shares	($000)
Common Stocks (37.7%)
Consumer Discretionary (1.5%)
Mattel Inc.			3,926,930	143,804
WPP plc			9,184,508	133,518
Thomson Reuters Corp.			3,953,610	114,892
McDonald's Corp.			957,530	84,464
				476,678
Consumer Staples (6.1%)
Philip Morris International Inc.			3,827,540	320,135
Kimberly-Clark Corp.			2,892,630	244,225
Sysco Corp.			7,391,220	234,006
Unilever NV			5,959,210	228,238
Kraft Foods Group Inc.			4,818,686	219,106

Imperial Tobacco Group plc	3,482,655	134,483
Procter & Gamble Co.	1,866,390	126,709
General Mills Inc.	3,096,700	125,137
Altria Group Inc.	3,953,260	124,211
PepsiCo Inc.	1,386,640	94,888
HJ Heinz Co.	1,561,670	90,077
British American Tobacco plc	683,889	34,653
		1,975,868
Energy (5.0%)
Chevron Corp.	4,978,080	538,330
Royal Dutch Shell plc Class B	13,054,243	462,022
Exxon Mobil Corp.	3,492,700	302,293
ConocoPhillips	3,276,670	190,014
BP plc ADR	2,826,100	117,679
		1,610,338
Financials (5.0%)
Marsh & McLennan Cos. Inc.	12,752,190	439,568
JPMorgan Chase & Co.	8,359,700	367,576
BlackRock Inc.	1,030,190	212,951
M&T Bank Corp.	2,117,340	208,494
^ National Bank of Canada	1,828,410	141,979
Wells Fargo & Co.	3,623,162	123,840
Swiss Re AG	1,482,265	108,182
		1,602,590
Health Care (5.4%)
Johnson & Johnson	7,756,490	543,730
Merck & Co. Inc.	12,375,850	506,667
Pfizer Inc.	15,666,950	392,927
Roche Holding AG	1,084,020	220,842
AstraZeneca plc ADR	1,988,350	93,990
		1,758,156
Industrials (5.8%)
General Electric Co.	16,312,800	342,406
Eaton Corp. plc	5,937,760	321,826
3M Co.	2,873,160	266,773
Illinois Tool Works Inc.	3,021,870	183,760
United Technologies Corp.	2,162,600	177,355
United Parcel Service Inc. Class B	1,980,700	146,037
Stanley Black & Decker Inc.	1,796,200	132,865
Waste Management Inc.	3,543,380	119,553
Lockheed Martin Corp.	1,011,330	93,336
Schneider Electric SA	1,201,478	89,611
		1,873,522
Information Technology (3.5%)
Analog Devices Inc.	7,309,680	307,445
Intel Corp.	12,231,320	252,332
Cisco Systems Inc.	8,479,100	166,615
Microsoft Corp.	5,810,660	155,319
Maxim Integrated Products Inc.	4,733,650	139,169
Linear Technology Corp.	3,649,770	125,187
		1,146,067
Materials (1.7%)
Dow Chemical Co.	4,556,700	147,273
International Paper Co.	3,599,330	143,397
Nucor Corp.	2,978,580	128,615

EI du Pont de Nemours & Co.			2,857,110	128,484
				547,769
Telecommunication Services (1.5%)
AT&T Inc.			10,156,005	342,359
Vodafone Group plc ADR			5,997,090	151,067
				493,426
Utilities (2.2%)
National Grid plc			15,392,031	176,308
Xcel Energy Inc.			6,575,370	175,628
NextEra Energy Inc.			2,012,970	139,278
Northeast Utilities			2,241,790	87,609
American Electric Power Co. Inc.			1,304,470	55,675
PG&E Corp.			841,050	33,793
Dominion Resources Inc.			603,230	31,247
PPL Corp.			751,490	21,515
				721,053
Total Common Stocks (Cost $9,839,635)				12,205,467
	Coupon		Shares
Temporary Cash Investments (1.0%)
Money Market Fund (0.0%)
8,9 Vanguard Market Liquidity Fund	0.162%		4,100,000	4,100
			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Repurchase Agreements (1.0%)
Bank of America Securities, LLC
(Dated 12/31/12, Repurchase Value
$26,200,000, collateralized by Federal
Home Loan Mortgage Corp. 3.500%,
9/1/42)	0.190%	1/2/13	26,200	26,200
Bank of Montreal
(Dated 12/31/12, Repurchase Value
$70,001,000, collateralized by Federal
Home Loan Mortgage Corp. 3.500%,
6/1/42)	0.230%	1/2/13	70,000	70,000
Barclays Capital Inc.
(Dated 12/31/12, Repurchase Value
$21,200,000, collateralized by U. S.
Treasury Note/Bond 2.625%, 11/15/20)	0.200%	1/2/13	21,200	21,200
Deutsche Bank Securities, Inc.
(Dated 12/31/12, Repurchase Value
$32,400,000, collateralized by Federal
National Mortgage Association 2.500%,
10/1/27)	0.250%	1/2/13	32,400	32,400
HSBC Bank USA
(Dated 12/31/12, Repurchase Value
$21,600,000, collateralized by U. S.
Treasury Note/Bond, 0.750%, 12/31/17)	0.220%	1/2/13	21,600	21,600
RBC Capital Markets LLC
(Dated 12/31/12, Repurchase Value
$98,801,000 collateralized by Federal
Home Loan Mortgage Corp. 4.000%,
12/1/40)	0.210%	1/2/13	98,800	98,800

RBS Securities, Inc.
(Dated 12/31/12, Repurchase Value
$46,401,000, collateralized by U. S.
Treasury Note/Bond 2.625%, 7/31/14)	0.200%	1/2/13	46,400	46,400
				316,600
Total Temporary Cash Investments (Cost $320,700)				320,700
Total Investments (99.5%) (Cost $28,187,376)				32,176,990
Other Assets and Liabilities-Net (0.5%)[9,10]				166,030
Net Assets (100%)				32,343,020

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $3,883,000.
1 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2012, the aggregate value of these securities was $2,346,714,000, representing 7.3% of net assets.
5 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
6 Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).
7 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
8 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
9 Includes $4,100,000 of collateral received for securities on loan.
10 Cash of $597,000 has been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GO—General Obligation Bond.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

Wellesley Income Fund

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may enter into TBA sells to reduce its exposure to the mortgage-backed securities market or in order to dispose of mortgage-backed securities it owns under delayed-delivery arrangements. For TBA purchases, the fund maintains cash or short-term investments until settlement date in an amount sufficient to meet the purchase price.

D. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold (Other Assets) or Payables for Investment Securities Purchased (Liabilities) in the Schedule of Investments. The primary risk associated with mortgage dollar rolls is that a counterparty will default on its obligations. This risk is mitigated by entering into mortgage dollar rolls only with highly rated counterparties, allocating transactions among numerous counterparties, and monitoring exposure to each counterparty.

E. Repurchase Agreements: The fund may enter into repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default or bankruptcy by the other party to the agreement, the fund may sell or retain the collateral; however, such action may be subject to legal proceedings.

F. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

G. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Wellesley Income Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of December 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	3,889,161	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	629,155	—
Corporate Bonds	—	13,768,623	—
Sovereign Bonds	—	318,055	—
Taxable Municipal Bonds	—	1,045,829	—
Common Stocks	10,845,848	1,359,619	—
Temporary Cash Investments	4,100	316,600	—
Futures Contracts—Assets[1]	93	—	—
Swap Contracts—Assets	—	512	—
Total	10,850,041	21,327,554	—
1 Represents variation margin on the last day of the reporting period.

H. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At December 31, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
10-Year U.S. Treasury Note	March 2013	(543)	(72,100)	322

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Wellesley Income Fund

I. Swap Contracts: The fund may invest in credit default swaps to adjust the overall credit exposure of the fund or to actively overweight or underweight credit exposure to a specific issuer or group of issuers. The fund has sold credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional principal amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk for all types of swaps is that a counterparty will default on its obligation to pay amounts due to the fund. Upon a counterparty default, a fund's risk of loss, or exposure, is the amount of unrealized appreciation on the swap plus the cost of initiating a new swap with a new counterparty. The fund attempts to mitigate this risk by, among other things, performing a credit analysis of counterparties, monitoring exposure to counterparties, and by requiring counterparties to post collateral to secure such exposure. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

Credit Default Swaps
				Remaining
				Up-Front
				Premium	Periodic	Unrealized
			Notional	Received	Premium	Appreciation
	Termination		Amount	(Paid)	Received (Paid)	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	($000)	(%)	($000)
Credit Protection Sold/
Moody’s Rating
MetLife Inc./ A3	9/20/17	DBAG	9,200	737	1.000	512

DBAG—Deutsche Bank AG.

1

Wellesley Income Fund

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

J. At December 31, 2012, the cost of investment securities for tax purposes was $28,280,227,000. Net unrealized appreciation of investment securities for tax purposes was $3,896,763,000, consisting of unrealized gains of $3,962,786,000 on securities that had risen in value since their purchase and $66,023,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD WELLESLEY INCOME FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 14, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WELLESLEY INCOME FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 14, 2013

VANGUARD WELLESLEY INCOME FUND

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: February 14, 2013

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.